Net Income/ (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Computation of basic and diluted net income/ (loss) per share

The following table sets forth the computation of basic and diluted net income/(loss) per share for the years indicated (amounts in thousands, except for number of shares (or ADSs) and per share (or ADS) data):

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net income/(loss) per Class A and Class B ordinary share - basic:
Numerator:
Net income/(loss) attributable to Phoenix New Media Limited	37,472	(63,222)	727,829	104,546
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	573,096,266	580,516,101	582,275,800	582,275,800
Weighted average number of contingently issuable shares	1,690,621	568,352	—	—
Denominator used in computing net income/(loss) per share — basic	574,786,887	581,084,453	582,275,800	582,275,800
Net income/(loss) per Class A and Class B ordinary share — basic	0.07	(0.11)	1.25	0.18
Net income/(loss) per Class A and Class B ordinary share - diluted:
Numerator:
Net income/(loss) attributable to Phoenix New Media Limited	37,472	(63,222)	727,829	104,546
Denominator:
Denominator used in computing net income/(loss) per share — basic	574,786,887	581,084,453	582,275,800	582,275,800
Share-based awards	15,647,020	—	—	—
Denominator used in computing net income/(loss) per share — diluted	590,433,907	581,084,453	582,275,800	582,275,800
Net income/(loss) per Class A and Class B ordinary share — diluted	0.06	(0.11)	1.25	0.18
Net income/(loss) per ADS (1 ADS represents 8 Class A ordinary shares):
Denominator used in computing net income/(loss) per ADS — basic	71,848,361	72,635,557	72,784,475	72,784,475
Denominator used in computing net income/(loss) per ADS — diluted	73,804,238	72,635,557	72,784,475	72,784,475
Net income/(loss) per ADS — basic	0.52	(0.87)	10.00	1.44
Net income/(loss) per ADS — diluted	0.51	(0.87)	10.00	1.44